FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 837	$ 589
Non-recourse borrowings	12,804	4,595
Financial liabilities	75	72
Exchangeable and class B shares	4,153	3,426
Loans payable to Brookfield Infrastructure	26	26
Interest Expense:
Non-recourse borrowings	3,452	712
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	821	586
Non-recourse borrowings	1,203	330
Financial liabilities	60	72
Exchangeable and class B shares	4,153	3,426
Loans payable to Brookfield Infrastructure	26	26
Interest Expense:
Non-recourse borrowings	662	133
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	5	2
Non-recourse borrowings	917	178
Financial liabilities	1	0
Exchangeable and class B shares	0	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	588	67
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	4	1
Non-recourse borrowings	5,338	1,231
Financial liabilities	13	0
Exchangeable and class B shares	0	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	1,214	179
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	7	0
Non-recourse borrowings	5,346	2,856
Financial liabilities	1	0
Exchangeable and class B shares	0	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	$ 988	$ 333